Shareholders' equity - Narrative (Details) - USD ($)		12 Months Ended
	Dec. 20, 2017	Dec. 31, 2017	Jun. 28, 2017	Dec. 31, 2016	Jun. 29, 2016
Class of Stock [Line Items]
Authorized shares of common stock		3,500,000,000		3,500,000,000
Common stock, par value (usd per share)		$ 0.01		$ 0.01
Common stock, shares, outstanding		1,013,442,445
Authorized amount of shares to repurchase			$ 2,600,000,000.0		$ 2,700,000,000.0
Treasury stock acquired (shares)		54,500,000
Treasury stock acquired, average cost per share (dollars per share)		$ 49.28
Shares repurchased during period, value		$ 2,700,000,000
Stock repurchase program, remaining authorized repurchase amount		$ 1,300,000,000
Preferred stock, shares authorized (shares)		100,000,000		100,000,000
Preferred stock, par value (usd per share)		$ 0.01		$ 0.01
Temporary equity		$ 179,000,000		$ 151,000,000
Series A Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	$ 1,011.11
Preferred stock, dividend rate per normal preferred capital security (usd per share)	$ 10.1111
Depository share, portion of preferred stock share	1.00%
Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	$ 1,300
Preferred stock, dividend rate per depository share (usd per share)	$ 0.325
Depository share, portion of preferred stock share	0.025%
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	$ 2,250.00
Preferred stock, dividend rate per depository share (usd per share)	$ 22.5
Depository share, portion of preferred stock share	1.00%
Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	$ 2,475
Preferred stock, dividend rate per depository share (usd per share)	$ 24.75
Depository share, portion of preferred stock share	1.00%